Net interest income (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Net Interest Income [Line Items]
Disclosure Net Interest Income Explanatory
Note 3

Net interest income
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits

1,613 1,586 1,633 3,198 3,504
Interest income from securities financing transactions

126 135 202 261 569
Interest income from other financial instruments measured

at amortized cost
68 73 87 141 176
Interest income from debt instruments measured at fair

value through other comprehensive income
16 35 35 51 52
Interest income from derivative instruments designated as cash flow hedges

284 268 178 553 290
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 2,107 2,098 2,135 4,205 4,591
Interest expense on loans and deposits

415 439 606 854 1,499
Interest expense on securities financing transactions

293 258 224 551 443
Interest expense on debt issued 126 137 256 263 523
Interest expense on lease liabilities 25 26 26 51 53
Total interest expense from financial instruments measured at amortized cost 860 859 1,112 1,719 2,519
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 1,247 1,239 1,022 2,486 2,073
Net interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading
195 201 244 397 446
Net interest income from brokerage balances 216 197 182 412 318
Net interest income from securities financing transactions at fair value not held for trading

12 12 18 24 51
Interest income from other financial instruments at fair

value not held for trading
75 96 153 170 355
Interest expense on other financial instruments designated

at fair value
(138) (155) (244) (294) (555)
Total net interest income from financial instruments measured at fair value through profit or loss 359 351 354 710 616
Total net interest income 1,607 1,589 1,376 3,196 2,689
1 Consists of interest income from cash and balances at central banks, loans and advances to banks and

customers, and cash collateral receivables on

derivative instruments, as well as negative interest

on amounts
due to banks,

customer deposits, and

cash collateral payables

on derivative instruments.

2 Includes interest income

on receivables from

securities financing transactions

and negative interest,

including fees,

on
payables from securities financing transactions.

3 Consists of interest expense on amounts due to banks,

cash collateral payables on derivative instruments,

customer deposits, and funding from UBS Group AG,

as
well as negative

interest on cash

and balances at

central banks,

loans and advances

to banks,

and cash collateral

receivables on

derivative instruments.

4 Includes interest expense

on payables from

securities
financing transactions and negative interest, including fees, on receivables from securities financing transactions.

5 Includes interest expense on securities financing transactions designated at fair value.